SUBSEQUENT EVENTS (Details Narrative) - HKD ($)		12 Months Ended
	Jul. 23, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Apr. 02, 2025
IfrsStatementLineItems [Line Items]
Proceeds shares		$ 9,177,530	$ 18,039,849	$ 793,266
Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Issued		20,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares, Issued	1,340,000
Shares price	$ 4.00
Proceeds shares	$ 5,400,000
Exit HK Limited [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Related party transactions					$ 230,000
Exit HK Limited [member] | Nonadjusting event [member] | Trendic international limited [member]
IfrsStatementLineItems [Line Items]
Original investment funding					800,000
IP Authorized [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Related party transactions					$ 450,000